Goodwill (Details)	1 Months Ended
	Aug. 31, 2018 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2014 CNY (¥)
Goodwill (Textual)
Goodwill				$ 11,728,600	$ 7,239,936
Zhong Chuan Shi Xun [Member]
Goodwill (Textual)
Percentage of ownership		100.00%	100.00%
Consideration		$ 7,391,894	¥ 48,000,000
Zhong Chuan Rui [Member]
Goodwill (Textual)
Identifiable net assets		151,958				¥ 963,000
Goodwill		$ 7,239,936
Super Engine [Member]
Goodwill (Textual)
Percentage of ownership	100.00%
Consideration	$ 60,000,000
Identifiable net assets	1,440,349
Goodwill	4,488,664
Intangible asset	$ 54,070,987